UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22745

American Funds Global High-Income Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: August 31, 2016

Steven I. Koszalka

American Funds Global High-Income Opportunities Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Global High-Income Opportunities FundSM Semi-annual report for the six months ended August 31, 2016

American Funds Global High-Income Opportunities Fund seeks to provide, over the long term, a high level of total return largely comprising current income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2016 (the most recent calendar quarter-end):

Class A shares	1 year	Lifetime (since 12/14/12)

Reflecting 3.75% maximum sales charge	7.40%	0.42%

The fund’s estimated gross expense ratio for Class A shares was 1.34% as of the prospectus dated May 1, 2016. The net expense ratio was 1.06%.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses for Class A shares. This reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Investment results shown reflect the reimbursement, without which the results would have been lower.

Although the fund has plans of distribution for Class A shares, fees for distribution services are not paid by the fund on amounts invested in the fund by the fund’s investment adviser. Expenses shown assume fees for distribution services were charged on these assets. However, because fees for distribution services were not charged on these assets, actual fund expenses were lower and total return was higher. See the “Plans of distribution” section of the prospectus for information on the distribution services fees permitted to be charged by the fund.

The fund’s 30-day yield for Class A shares as of September 30, 2016, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 4.44% (4.20% without the reimbursement).

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Contents

1	Letter to investors
2	Investment portfolio
7	Financial statements

Fellow investors:

We are pleased to present you with the semi-annual report for American Funds Global High-Income Opportunities Fund. This report covers the period from March 1, 2016, through August 31, 2016.

The fund’s total return for the six months was 14.48%, with all distributions reinvested. By way of comparison, the fund’s benchmark, the unmanaged Bloomberg Barclays Global High Income Broad Index, rose 13.69%. The Custom Lipper Blended Index, a composite of peer funds tracked by Lipper, gained 13.76%.

For the period, the fund’s share price increased from $8.11 to $9.20. In addition, the fund produced dividends totaling almost 0.08 cents a share. This resulted in an income return of 0.95% for investors.

As of August 31, 37.7% of the fund was invested in U.S. corporate and government bonds, notes and loans. Another 51.8% consisted of non–U.S. sovereign and corporate debt. The remainder of the portfolio held other securities, short-term obligations and cash.

Cordially,

Robert H. Neithart

President

October 19, 2016

Results at a glance

For periods ended August 31, 2016, with all distributions reinvested

	Cumulative		Average annual
	total returns		total returns
			Lifetime
	6 months	1 year	(since 12/14/12)

American Funds Global High-Income Opportunities Fund (Class A shares)	14.48%	7.89%	1.50%
Bloomberg Barclays Global High Income Broad Index*	13.69	10.72	3.52
Custom Lipper Blended Index†	13.76	8.71	1.86

*	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.
†	The Custom Lipper Blended Index blends the Lipper High Yield Funds Index, the Lipper Emerging Markets Hard Currency Debt Funds Index and the Lipper Emerging Markets Local Currency Debt Funds Index by weighting their cumulative total returns at 50%, 30% and 20%, respectively. The portfolio is rebalanced monthly. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

American Funds Global High-Income Opportunities Fund	1

Investment portfolio August 31, 2016	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	.84%
A/A	5.30
BBB/Baa	15.61
Below investment grade	61.68
Unrated	6.07
Other	.60
Short-term securities & other assets less liabilities	9.90

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds, notes & other debt instruments 89.47%	Principal amount (000)	Value (000)
Corporate bonds & notes 52.86%
Energy 12.21%
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,3]	$25	$2
American Energy (Permian Basin) 7.125% 2020[4]	100	66
American Energy (Permian Basin) 7.375% 2021[4]	75	49
Chesapeake Energy Corp. 4.875% 2022	100	77
CONSOL Energy Inc. 5.875% 2022	250	227
Energy Transfer Partners, LP 5.875% 2024	250	257
Jupiter Resources Inc. 8.50% 2022[4]	100	80
NGPL PipeCo LLC 7.119% 2017[4]	250	262
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[2,4]	177	28
Petrobras Global Finance Co. 6.85% 2115	130	109
Petróleos Mexicanos 8.00% 2019	25	28
Petróleos Mexicanos 5.50% 2021	55	59
Petróleos Mexicanos 6.875% 2026[4]	115	134
Sabine Pass Liquefaction, LLC 5.625% 2021	400	422
Sabine Pass LNG, LP 5.875% 2026[4]	75	81
Targa Resources Corp. 4.125% 2019	125	127
Teekay Corp. 8.50% 2020	350	299
Weatherford International PLC 6.75% 2040	300	222
Williams Companies, Inc. 3.70% 2023	300	292
YPF SA 8.50% 2025[4]	100	108
		2,929

Telecommunication services 8.75%
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	150	155
Digicel Group Ltd. 8.25% 2020	250	226
Digicel Group Ltd. 6.00% 2021[4]	200	184
Frontier Communications Corp. 6.25% 2021	100	98
Frontier Communications Corp. 10.50% 2022	150	164
Frontier Communications Corp. 11.00% 2025	265	287

2	American Funds Global High-Income Opportunities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Telecommunication services (continued)
Ligado Networks, Term Loan, 9.75% 2020[1,2,3,5]	$160	$143
MetroPCS Wireless, Inc. 6.625% 2023	125	134
Millicom International Cellular SA 4.75% 2020[4]	300	305
Numericable Group SA 7.375% 2026[4]	200	207
Sprint Nextel Corp. 7.00% 2020	200	198
		2,101

Health care 7.79%
Centene Corp. 4.75% 2022	75	78
DJO Finco Inc. 8.125% 2021[4]	175	155
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[4]	200	182
HCA Inc. 3.75% 2019	50	52
Healthsouth Corp. 5.75% 2024	100	104
inVentiv Health Inc. 10.00% 2018	178	178
inVentiv Health Inc. 10.00% 2018[4,5]	154	160
Kinetic Concepts, Inc. 10.50% 2018	150	155
Kinetic Concepts, Inc. 12.50% 2019	225	230
Quintiles Transnational Corp. 4.875% 2023[4]	100	105
Tenet Healthcare Corp., First Lien, 4.75% 2020	200	206
VPI Escrow Corp. 6.375% 2020[4]	275	264
		1,869

Materials 6.69%
ArcelorMittal 7.75% 2041	300	314
CEMEX Finance LLC 9.375% 2022	250	278
Chemours Co. 6.625% 2023	220	212
Chemours Co. 7.00% 2025	60	58
First Quantum Minerals Ltd. 6.75% 2020[4]	154	136
First Quantum Minerals Ltd. 7.00% 2021[4]	254	220
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	245	214
Novelis Corp. 6.25% 2024[4]	10	10
Rayonier Advanced Materials Inc. 5.50% 2024[4]	120	111
Vale Overseas Ltd. 6.25% 2026	50	52
		1,605

Industrials 6.00%
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	125	119
Brunswick Rail Finance Ltd. 6.50% 2017	250	127
Builders FirstSource, Inc. 5.625% 2024[4]	25	26
Corporate Risk Holdings LLC 9.50% 2019[4]	316	300
Hardwoods Acquisition Inc 7.50% 2021[4]	100	69
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	100	76
Navios Maritime Holdings Inc. 7.375% 2022[4]	200	106
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	300	171
Nortek Inc. 8.50% 2021	225	236
R.R. Donnelley & Sons Co. 7.875% 2021	50	55
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	200	155
		1,440

Consumer discretionary 4.44%
Burger King Corp. 6.00% 2022[4]	100	105
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	50	54
DISH DBS Corp. 4.25% 2018	100	103
Dollar Tree Inc. 5.75% 2023	50	54
Laureate Education, Inc. 10.00% 2019[4]	100	92
McClatchy Co. 9.00% 2022	225	229
MGM Resorts International 8.625% 2019	100	114
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	125	108
Sotheby’s Holdings, Inc. 5.25% 2022[4]	100	99
Standard Pacific Corp. 5.875% 2024	100	108
		1,066

American Funds Global High-Income Opportunities Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds & notes (continued)
Financials 2.70%
CIT Group Inc. 3.875% 2019		$100	$102
Communications Sales & Leasing, Inc. 6.00% 2023[4]		75	79
Crescent Resources 10.25% 2017[4]		200	200
Icahn Enterprises Finance Corp. 6.00% 2020		50	48
iStar Financial Inc. 4.875% 2018		200	203
Navient Corp. 6.625% 2021		15	16
			648

Utilities 2.27%
Comision Federal de Electricidad 4.875% 2021		225	244
Dynegy Finance Inc. 7.625% 2024		100	98
Emgesa SA ESP 8.75% 2021	COP	300,000	99
NRG Energy, Inc. 6.625% 2023		$100	103
			544

Information technology 2.01%
Dell Inc. 5.875% 2021[4]		25	26
Dell Inc. 7.125% 2024[4]		25	27
EchoStar Corp. 6.625% 2026[4]		70	70
First Data Corp. 5.00% 2024[4]		125	128
NXP BV and NXP Funding LLC 3.75% 2018[4]		225	231
			482

Total corporate bonds & notes			12,684

Bonds & notes of governments & government agencies outside the U.S. 35.77%
Argentina (Central Bank of) 0.00% 2016	ARS	380	25
Argentina (Central Bank of) 0.00% 2016		210	13
Argentina (Central Bank of) 0.00% 2016		190	12
Argentina (Central Bank of) 0.00% 2017		390	24
Argentina (Central Bank of) 0.00% 2017		250	15
Argentina (Central Bank of) 0.00% 2017		60	4
Argentine Republic 7.00% 2017		$490	502
Argentine Republic 7.50% 2026[4]		550	615
Argentine Republic 0.00% 2035		230	25
Brazil (Federative Republic of) 0.00% 2018	BRL	1,500	376
Colombia (Republic of) 4.375% 2021		$200	217
Colombia (Republic of), Series B, 10.00% 2024	COP	175,000	68
Colombia (Republic of), Series B, 6.00% 2028		310,000	93
Cote d’Ivoire (Republic of) 5.75% 2032[2]		$149	148
Dominican Republic 6.875% 2026[4]		100	116
Dominican Republic 7.45% 2044		175	211
Ghana (Republic of) 10.75% 2030[2,4]		200	227
Hungary, Series A, 6.00% 2023	HUF	27,000	120
Hungary, Series B, 5.50% 2025		21,420	94
India (Republic of) 8.60% 2028	INR	60,000	992
Indonesia (Republic of), Series 69, 7.875% 2019	IDR	1,640,000	127
Indonesia (Republic of) 4.75% 2026[4]		$300	335
Indonesia (Republic of) 3.75% 2028		€200	245
Indonesia (Republic of), Series 68, 8.375% 2034	IDR	1,700,000	139
Iraq (Republic of) 5.80% 2028[2]		$250	203
Jordan (Hashemite Kingdom of) 6.125% 2026[4]		250	272
Kenya (Republic of) 6.875% 2024		300	294
Malaysia (Federation of), Series 0315, 3.659% 2020	MYR	925	233
Malaysia (Federation of), Series 0116, 3.80% 2023		900	226
Nigeria (Federal Republic of) 6.375% 2023		$200	200
Poland (Republic of), Series 0922, 5.75% 2022	PLN	475	145
Poland (Republic of), Series 0726, 2.50% 2026		1,300	326
Russian Federation 7.50% 2021	RUB	15,000	222
Russian Federation 7.00% 2023		3,000	43
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR	5,975	287
South Africa (Republic of), Series 2048, 8.75% 2048		1,000	62
Turkey (Republic of) 9.50% 2022	TRY	700	239
Turkey (Republic of) 2.40% 2024[6]		296	100
Turkey (Republic of) 6.875% 2036		$200	240
United Mexican States, Series M20, 10.00% 2024	MXN	5,000	340
Venezuela (Bolivarian Republic of) 12.75% 2022[2]		$15	8

4	American Funds Global High-Income Opportunities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Venezuela (Bolivarian Republic of) 8.25% 2024	$45	$20
Venezuela (Bolivarian Republic of) 7.65% 2025	30	13
Venezuela (Bolivarian Republic of) 11.75% 2026	40	20
Venezuela (Bolivarian Republic of) 9.25% 2027	75	37
Venezuela (Bolivarian Republic of) 9.25% 2028	10	4
Venezuela (Bolivarian Republic of) 11.95% 2031[2]	50	25
Venezuela (Bolivarian Republic of) 9.375% 2034	10	5
Venezuela (Bolivarian Republic of) 7.00% 2038	10	4
Zambia (Republic of) 8.50% 2024[4]	275	271
		8,582

U.S. Treasury bonds & notes 0.84%
U.S. Treasury 0.875% 2017	200	201

Total bonds, notes & other debt instruments (cost: $22,212,000)		21,467

Common stocks 0.63%	Shares
Telecommunication services 0.40%
NII Holdings, Inc.[7]	28,445	95

Miscellaneous 0.23%
Other common stocks in initial period of acquisition		55

Total common stocks (cost: $518,000)		150

Short -term securities 7.08%	Principal amount (000)
General Electric Co. 0.34% due 9/1/2016	$700	700
Société Générale 0.29% due 9/1/2016[4]	500	500
U.S. Treasury Bills 0.25% due 9/8/2016	500	500

Total short-term securities (cost: $1,700,000)		1,700
Total investment securities 97.18% (cost: $24,430,000)		23,317
Other assets less liabilities 2.82%		677

Net assets 100.00%		$23,994

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Miscellaneous” securities includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The value of the security which was valued under fair value procedures was $55,000, which represented .23% of the net assets of the fund.

American Funds Global High-Income Opportunities Fund	5

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $505,000.

					Unrealized (depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 8/31/2016
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Euros	10/6/2016	UBS AG	$195	€175	—	[8]
Indian rupees	9/19/2016	JPMorgan Chase	$253	INR17,000	—	[8]
Indian rupees	9/26/2016	Bank of America, N.A.	$297	INR20,000	—	[8]
					$ —	[8]

[1]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $145,000, which represented .60% of the net assets of the fund.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,289,000, which represented 30.38% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Security did not produce income during the last 12 months.
[8]	Amount less than one thousand.

Key to abbreviations and symbol

ARS = Argentine pesos

BRL = Brazilian reais

COP = Colombian pesos

€ = Euros

HUF = Hungarian forints

IDR = Indonesian rupiah

INR = Indian rupees

MXN = Mexican pesos

MYR = Malaysian ringgits

PLN = Polish zloty

RUB = Russian rubles

TRY = Turkish lira

ZAR = South African rand

See Notes to Financial Statements

6	American Funds Global High-Income Opportunities Fund

Financial statements

Statement of assets and liabilities	unaudited
at August 31, 2016	(dollars in thousands)

Assets:
Investment securities, at value (cost: $24,430)			$23,317
Cash			104
Cash denominated in currencies other than U.S. dollars (cost: $16)			16
Receivables for:
Sales of investments	$190
Closed forward currency contracts	5
Interest	417
Other	4		616
			24,053
Liabilities:
Payables for:
Purchases of investments	25
Closed forward currency contracts	2
Investment advisory services	12
Trustees’ deferred compensation	—	*
Non-U.S. taxes	20		59
Net assets at August 31, 2016			$23,994

Net assets consist of:
Capital paid in on shares of beneficial interest			$30,173
Undistributed net investment income			762
Accumulated net realized loss			(5,806)
Net unrealized depreciation			(1,135)
Net assets at August 31, 2016			$23,994

*	Amount less than one thousand.

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,609 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$23,994	2,609	$9.20

See Notes to Financial Statements

American Funds Global High-Income Opportunities Fund	7

Statement of operations	unaudited
for the six months ended August 31, 2016	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $3)		$844
Fees and expenses*:
Investment advisory services	$70
Administrative services	1
Reports to shareholders	8
Registration statement and prospectus	11
Trustees’ compensation	— †
Auditing and legal	1
Custodian	3
Total fees and expenses before reimbursement	94
Less miscellaneous fee reimbursement	15
Total fees and expenses after reimbursement		79
Net investment income		765

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments	(3,418)
Forward currency contracts	(24)
Currency transactions	3	(3,439)
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $22)	6,336
Forward currency contracts	(1)
Currency translations	1	6,336
Net realized loss and unrealized appreciation		2,897
Net increase in net assets resulting from operations		$3,662

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

Statements of changes in net assets
	(dollars in thousands)

	Six months ended	Year ended
	August 31, 2016*	February 29, 2016
Operations:
Net investment income	$765	$2,617
Net realized loss	(3,439)	(3,815)
Net unrealized appreciation (depreciation)	6,336	(4,034)
Net increase (decrease) in net assets resulting from operations	3,662	(5,232)
Dividends paid to shareholders from net investment income	(208)	(1,079)
Net capital share transactions	(20,115)	(1,158)
Total decrease in net assets	(16,661)	(7,469)
Net assets:
Beginning of period	40,655	48,124

End of period (including undistributed net investment income:$762 and $205, respectively)	$23,994	$40,655

*	Unaudited.

See Notes to Financial Statements

8	American Funds Global High-Income Opportunities Fund

Notes to financial statements	unaudited

1. Organization

American Funds Global High-Income Opportunities Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to provide, over the long term, a high level of total return largely comprising current income.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles ("U.S. GAAP"). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

American Funds Global High-Income Opportunities Fund	9

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or

10	American Funds Global High-Income Opportunities Fund

business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$12,684	$—	$12,684
Bonds & notes of governments & government agencies outside the U.S.	—	8,582	—	8,582
U.S. Treasury bonds & notes	—	201	—	201
Common stocks	95	—	55	150
Short-term securities	—	1,700	—	1,700
Total	$95	$23,167	$55	$23,317

American Funds Global High-Income Opportunities Fund	11

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

12	American Funds Global High-Income Opportunities Fund

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, August 31, 2016 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Receivables for closed forward currency contracts	$5	Payables for closed forward currency contracts	$2

		Net realized loss		Net unrealized depreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(24)	Net unrealized depreciation on forward currency contracts	$(1)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

American Funds Global High-Income Opportunities Fund	13

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of August 31, 2016, if close-out netting was exercised (dollars in thousands):

		Gross amounts not offset in the
	Gross amounts recognized in the	statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$5	$—	$—	$—	$5
Liabilities:
UBS AG	$2	$—	$—	$—	$2

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2012, the year the fund commenced operations.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of February 29, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$ 208
Capital loss carryforward*	(2,308)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of August 31, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$921
Gross unrealized depreciation on investment securities	(2,026)
Net unrealized depreciation on investment securities	(1,105)
Cost of investment securities	24,422

14	American Funds Global High-Income Opportunities Fund

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended August 31, 2016	Year ended February 29, 2016
Class A	$208	$1,079

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.570% of daily net assets. For the six months ended August 31, 2016, the investment advisory services fee was $70,000.

Other reimbursements — CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the six months ended August 31, 2016, total fees and expenses reimbursed by CRMC were $15,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of August 31, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

American Funds Global High-Income Opportunities Fund	15

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. From March 1, 2016 to June 30, 2016, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. Effective July 1, 2016, the quarterly fee was amended to annual rates of 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds, 0.05% on such assets between $20 billion and $100 billion, and 0.03% on such assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended August 31, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$—	$—	$1	Not applicable

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of dividends			Repurchases		Net (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended August 31, 2016
Class A	$—	—	$1	—	*	$(20,116)	(2,404)	$(20,115)	(2,404)

Year ended February 29, 2016
Class A	$—	—	$14	2		$(1,172)	(128)	$(1,158)	(126)

*	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,368,000 and $23,961,000, respectively, during the six months ended August 31, 2016.

10. Ownership concentration

At August 31, 2016, CRMC held 100% of the fund’s outstanding shares. The ownership represents the seed money invested in the fund when it began operations on December 14, 2012, and any subsequent investments and reinvestments of distributions received.

16	American Funds Global High-Income Opportunities Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[2]		Ratio of net income to average net assets[2]
Class A:
Six months ended 8/31/2016[4,5]	$8.11	$.27	$.90	$1.17	$(.08)	$—	$(.08)	$9.20	14.48%[6,7]		$23,994.76%[7,8]			.64%[7,8]		6.21%[7,8]
Year ended 2/29/2016	9.37	.52	(1.57)	(1.05)	(.21)	—	(.21)	8.11	(11.32)[7]			40,655.93	[7]	.64	[7]	5.99	[7]
Year ended 2/28/2015	9.79	.55	(.51)	.04	(.46)	—	(.46)	9.37	.37	[7]		48,124.94	[7]	.64	[7]	5.63	[7]
Year ended 2/28/2014	10.20	.56	(.43)	.13	(.53)	(.01)	(.54)	9.79	1.47	[7]		48,965.69	[7]	.64	[7]	5.69	[7]
Period from 12/14/2012 to 2/28/2013[4,9]	10.00	.11	.11	.22	(.02)	—	—	10.20	2.20	[6,7]		50,996.19	[6,7]	.13	[6,7]	1.04	[6,7]

	Six months ended				For the period
	August 31,	Year ended February 28 or 29			12/14/2012 to
	2016[4,5,7]	2016	2015	2014	2/28/2013[5,7,9]
Portfolio turnover rate for all share classes	20%	52%	49%	44%	8%

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed other fees and expenses.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Annualized.
[9]	For the period December 14, 2012, commencement of operations, through February 28, 2013.

See Notes to Financial Statements

American Funds Global High-Income Opportunities Fund	17

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2016, through August 31, 2016).

Actual expenses:

The first line of the share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of the share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	3/1/2016	8/31/2016	during period*	expense ratio
Class A – actual return	$1,000.00	$1,144.81	$3.46	.64%
Class A – assumed 5% return	1,000.00	1,021.98	3.26	.64

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

18	American Funds Global High-Income Opportunities Fund

Approval of Investment Advisory and Service Agreement

American Funds Global High-Income Opportunities Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for a one-year term through April 30, 2017. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing, over the long term, a high level of total return largely comprising current income. They compared the fund’s investment results with those of other relevant funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through October 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against a custom Lipper blended index (which is based on a combination of the Lipper High Yield Funds Index, the Lipper Emerging Markets Hard Currency Debt Funds Index and the Lipper Emerging Markets Local Currency Debt Funds Index) and the Bloomberg Barclays Global High Income Broad Index. They noted that for the fund’s short history its investment results were below the Custom Lipper Index and the Bloomberg Barclays Global High Income Broad Index for all time periods considered. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees were in line with and its total expenses compared favorably to those of other similar funds included in the Lipper High Yield Funds category. They also noted the limited usefulness of comparative expense data because the fund was not yet available for purchase by the public. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Global High-Income Opportunities Fund	19

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

20	American Funds Global High-Income Opportunities Fund

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.

The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov.

American Funds Global High-Income Opportunities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The American Funds Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

Lit. No. MFGESRX-038-1016P  CT/10281-S55635

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: October 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: October 31, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: October 31, 2016